Capital Stock and Changes in Capital Accounts (Tables)	6 Months Ended
Jun. 30, 2025
Capital Stock and Changes in Capital Accounts [Abstract]
Movement of Series C Preferred Stock Awards	Movement of Series C Preferred Stock awards
Number of shares of Series C Preferred Stock
Unvested as of December 31, 2024	4,998
Granted	3,332
Vested	(3,332)
Unvested as of June 30, 2025	4,998